FINANCIAL RISK MANAGEMENT - BRAZILIAN DEBENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Financial debt with third parties bearing interests at variable rates, percentage	12.80%	40.60%
Total indebtedness		$ 88,680
1% change in interest rates, impact on net interest expense	$ 1,648	$ 2,353